Schedule I—Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2024
Schedule I—Condensed Financial Information of the Company [Abstract]
SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE COMPANY

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

(In thousands, except for shares and per share data)

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
			Note2(u)
ASSETS:
Current assets:
Cash and cash equivalents	23,595	20,014	2,742
Short term investments	—	3,694	506
Other receivables and amounts due from subsidiaries and affiliates	450,933	454,830	62,312
Total current assets	474,528	478,538	65,560
Non-current assets:
Investment in subsidiaries	3,010,729	2,512,999	344,279
Investment in an affiliate	—	1,004,683	137,641
Other non-current asset	13,461	17,549	2,404
Total assets	3,498,718	4,013,769	549,884

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	1,427,456	1,467,253	201,012
Total liabilities	1,427,456	1,467,253	201,012
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,158,913,224 and 1,159,323,224 shares, of which 1,134,236,184 and 1,132,091,984 shares were outstanding as of December 31, 2023 and 2024, respectively)	8,675	8,678	1,190
Treasury Stock	(178)	(197)	(27)
Additional paid-in capital	162,721	192,760	26,408
Retained earnings	1,927,981	2,382,941	326,461
Accumulated other comprehensive loss	(27,936)	(37,666)	(5,160)
Total shareholders’ equity	2,071,263	2,546,516	348,872
Total liabilities and shareholders’ equity	3,498,719	4,013,769	549,884

Statements of Income and Comprehensive Income

(In thousands)

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
General and administrative expenses	(11,318)	(11,018)	(34,232)	(4,690)
Selling expenses	—	(13,627)	(11,927)	(1,634)
Interest income	5	1,201	353	48
Others, net	17,495	17,009	13,028	1,785
Equity in earnings of subsidiaries and an affiliate	94,090	286,912	487,738	66,821
Net Income attributable to the Company’s shareholders	100,272	280,477	454,960	62,330
Other comprehensive income (loss):
Foreign currency translation adjustments	3,728	2,249	1,688	231
Unrealized net (loss) gains on available-for-sale investments	(1,919)	2,458	(11,418)	(1,564)
Share of other comprehensive gain of affiliates	4,688	—	—	—
Comprehensive income attributable to the Company’s shareholders	106,769	285,184	445,230	60,997

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net income	100,272	280,477	454,960	62,330
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(94,090)	(312,323)	(509,951)	(69,864)
Compensation expenses associated with stock options	461	17,095	38,589	5,287
Other non-cash adjustments	—	(22,569)	(4,088)	(560)
Changes in operating assets and liabilities:
Other receivables	—	(20)	18	2
Accrued payroll and Other payables	696	820	(2,432)	(333)
Net cash generated from (used in) from operating activities	7,339	(36,520)	(22,904)	(3,138)
Cash flows generated from (used in) investing activities
Changes in investment in subsidiaries and an affiliate	907,006	2,458	(11,418)	(1,564)
Advances to subsidiaries and affiliates	(689,780)	(10,005)	11,087	1,519
Purchase of short-term investments	—	—	(3,650)	(500)
Fair value change of short-term investments	—	—	44	6
Proceeds from disposal of short-term investments	10,095	27,639	—	—
Net cash generated from (used in) investing activities	227,321	20,092	(3,937)	(539)
Cash flows used in financing activities:
Proceeds on exercise of stock options	2	—	—	—
Dividends paid	(317,730)	—	—	—
Repurchase of ordinary shares from open market	(3,984)	(29,044)	(5,735)	(786)
Proceeds from share issuances	—	—	93	13
Net cash used in financing activities	(321,712)	(29,044)	(5,642)	(773)
Net decrease in cash and cash equivalents	(87,052)	(45,472)	(32,483)	(4,450)
Cash and cash equivalents and restricted cash at beginning of year	14,507	38,512	23,595	3,233
Effect of exchange rate changes on cash and cash equivalents	111,057	30,555	28,902	3,960
Cash and cash equivalents and restricted cash at end of the year	38,512	23,595	20,014	2,742

Schedule I has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

As of December 31, 2024, RMB1,495,385 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2022, 2023 and 2024.

As of December 31, 2024, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company except for those which have been separately disclosed in the consolidated financial statements, if any.

Basis of preparation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of December 31, 2023 and 2024 and the years ended 2022, 2023 and 2024.